Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 were as follows:

	As of December 31,
	RMB	US$

Balance at December 31, 2019	145,063,857	20,837,119

Balance at December 31, 2020	145,063,857	22,232,009

Goodwill acquired	3,594,114	563,995

Balance at December 31, 2021	148,657,971	23,327,680